Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	Nexters Inc.
Document Registration Statement	false
Document Annual Report	true
Entity Central Index Key	0001848739
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40758
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	55, Griva Digeni
Entity Address, Address Line Two	3101
Entity Address, City or Town	Limassol
Entity Address, Country	CY
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	196,523,101
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Auditor Name	JSC “KPMG”
Auditor Firm ID	3055
Auditor Location	Moscow, Russia
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	GDEV
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	GDEVW
Security Exchange Name	NASDAQ
Business Contact Member
Document Information [Line Items]
Entity Address, Address Line One	55, Griva Digeni
Entity Address, Address Line Two	3101
Entity Address, City or Town	Limassol
Contact Personnel Name	Andrey Fadeev
Entity Address, Country	CY
City Area Code	357
Local Phone Number	25580040